Share-Based Compensation - Summary of Weighted Average Grant Date Fair Value and Intrinsic Value of Options Exercised (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Weighted average grant date fair value (per share) of stock option units granted (in dollars per share)	$ 2.59	$ 7.39
Intrinsic value of stock option units exercised, using market price at exercise date	$ 5,106	$ 21,131